Long-Term Debt, net - Maturities (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Scheduled maturities of long-term debt
June 30, 2024	$ 27,500
June 30, 2025	15,100
June 30, 2026	15,100
June 30, 2027	82,300
March 2028	284,266
Total long-term debt	$ 424,266